Capital and Reserves - Share Capital (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares capital	$ 612,710	$ 612,710
Quantity [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	612,710,079
Nominal Value Per Share [Member]
Disclosure of classes of share capital [line items]
Share capital	$ 1
Votes Per Share [Member]
Disclosure of classes of share capital [line items]
Votes per share	1
Shares Outstanding [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	$ 612,710
Paid In [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	$ 612,710